CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME kr in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 925	$ 779	$ 1,640	$ 1,382
Cost of product sales	(57)	(28)	(99)	(55)
Research and development expenses	(364)	(361)	(723)	(696)
Selling, general and administrative expenses	(144)	(129)	(270)	(243)
Acquisition and integration related charges	0	(25)	0	(36)
Total costs and operating expenses	(565)	(543)	(1,092)	(1,030)
Operating profit	360	236	548	352
Financial income	154	117	253	284
Financial expenses	(91)	(46)	(134)	(80)
Net profit before tax	423	307	667	556
Corporate tax	(87)	(104)	(136)	(161)
Net profit	336	203	531	395
Amounts which may be re-classified to the income statement:
Exchange differences on translation of foreign operations	3	(30)	16	(126)
Total comprehensive income	$ 339	$ 173	$ 547	$ 269
Basic net profit per share (in dollars per share) | (per share)	$ 5.44	$ 3.15	$ 8.47	$ 6.09
Diluted net profit per share (in dollars per share) | (per share)	$ 5.42	$ 3.13	$ 8.45	$ 6.05